Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
September 30, 2023
VIPF2060-NPRT3-1123
1.9893091.104
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	31,887	1,433,653
VIP Equity-Income Portfolio Initial Class (a)	49,013	1,174,343
VIP Growth & Income Portfolio Initial Class (a)	61,877	1,604,474
VIP Growth Portfolio Initial Class (a)	27,717	2,360,939
VIP Mid Cap Portfolio Initial Class (a)	11,007	371,939
VIP Value Portfolio Initial Class (a)	45,892	831,556
VIP Value Strategies Portfolio Initial Class (a)	26,771	414,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,600,582)		8,191,323

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	231,955	2,300,989
VIP Overseas Portfolio Initial Class (a)	198,528	4,591,959
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,239,385)		6,892,948

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	40,465	362,161
Fidelity International Bond Index Fund (a)	10,553	93,710
Fidelity Long-Term Treasury Bond Index Fund (a)	108,831	991,454
VIP High Income Portfolio Initial Class (a)	10,020	45,893
VIP Investment Grade Bond II Portfolio - Initial Class (a)	36,051	332,032
TOTAL BOND FUNDS (Cost $2,107,344)		1,825,250

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $34,287)	34,287	34,287

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,981,598)	16,943,808
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,980)
NET ASSETS - 100.0%	16,941,828

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	255,475	165,807	53,907	(674)	(3,918)	(1,296)	362,161
Fidelity International Bond Index Fund	65,728	38,984	11,213	933	(98)	309	93,710
Fidelity Long-Term Treasury Bond Index Fund	710,208	529,404	143,063	19,512	(16,559)	(88,536)	991,454
VIP Contrafund Portfolio Initial Class	984,825	470,289	217,429	10,356	(677)	196,645	1,433,653
VIP Emerging Markets Portfolio Initial Class	1,659,547	1,029,094	375,452	2,952	(4,010)	(8,190)	2,300,989
VIP Equity-Income Portfolio Initial Class	882,486	421,593	141,705	-	(1,145)	13,114	1,174,343
VIP Government Money Market Portfolio Initial Class 5.09%	85,199	200,775	251,687	4,380	-	-	34,287
VIP Growth & Income Portfolio Initial Class	1,141,939	559,968	186,790	4,390	1,109	88,248	1,604,474
VIP Growth Portfolio Initial Class	1,546,615	880,166	382,426	11,441	(1,875)	318,459	2,360,939
VIP High Income Portfolio Initial Class	32,303	18,000	5,651	23	(29)	1,270	45,893
VIP Investment Grade Bond II Portfolio - Initial Class	95,346	292,428	46,792	33	(303)	(8,647)	332,032
VIP Mid Cap Portfolio Initial Class	275,397	131,735	41,896	674	(686)	7,389	371,939
VIP Overseas Portfolio Initial Class	3,200,932	1,766,528	533,747	-	21,941	136,305	4,591,959
VIP Value Portfolio Initial Class	636,299	276,086	136,356	-	2,400	53,127	831,556
VIP Value Strategies Portfolio Initial Class	315,394	142,223	68,672	790	939	24,535	414,419
	11,887,693	6,923,080	2,596,786	54,810	(2,911)	732,732	16,943,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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